Drilling units (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cost
Impairment of long-lived assets		$ (152)	$ (1,230)
Drilling units
Cost
Opening balance	$ 7,048	3,108	7,048
Additions		39	85
Impairment of long-lived assets	(1,230)	(152)	(1,230)
Closing balance		2,995	5,903
Accumulated depreciation
Opening balance	$ (647)	(988)	(647)
Depreciation		(80)	(179)
Closing balance		(1,068)	(826)
Net book value		$ 1,927	$ 5,077	$ 2,120	$ 6,401